Disposal groups held for sale	12 Months Ended
Jun. 30, 2022
Disposal groups held for sale
Disposal groups held for sale
11	Disposal groups held for sale

		2022	2021
for the year ended 30 June		Rm	Rm
Assets in disposal groups held for sale	Segment
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)[1]	Gas	—	6 085
Central Térmica de Ressano Garcia S.A. (CTRG)[2]	Gas	—	3 034
Canadian Montney assets³	Gas	—	1 181
Other	Mining, Fuels and Chemicals Africa	290	331
		290	10 631
Liabilities in disposal groups held for sale	Segment
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)[1]	Gas	—	(1 771)
Central Térmica de Ressano Garcia S.A. (CTRG)[2]	Gas	—	(1 109)
Canadian Montney assets³	Gas	—	(824)
Other	Mining, Fuels and Chemicals Africa	(2)	(2)
		(2)	(3 706)
1	Divestment of 30% of our equity interest in the ROMPCO pipeline. The transaction closed on 29 June 2022. Sasol retained a 20% equity interest in the pipeline. Refer note 10.
2	Our full shareholding in Central Térmica de Ressano Garcia S.A. (CTRG) was disposed of to Azura Power Limited. The transaction closed on 28 April 2022. Refer note 10.
3	The divestment of all our interests in Canada. The transaction successfully closed on 29 July 2021. Refer note 10.

Significant disposal groups held for sale in prior periods

Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)

Sasol concluded a sale and purchase agreement in terms of which it agreed to dispose of a 30% interest in ROMPCO. Sasol will retain a 20% shareholding in ROMPCO and will continue to operate and maintain the pipeline in terms of the commercial agreement between Sasol and ROMPCO. Sasol’s interest in ROMPCO will be sold for a consideration comprising an initial amount of R4,145 billion and a contingent payment of up to R1 billion payable if certain agreed milestones are achieved by 30 June 2024. Two of the existing shareholders, the South African Gas Development Company Limited (iGas) and Companhia Moçambicana de Gasoduto S.A.R.L. (CMG), had exercised their pre-emptive right to acquire 30% of Sasol’s equity in ROMPCO. The sale will therefore now be concluded with iGas and CMG. This process is well underway, and will be subject to a few conditions precedent, including the standard regulatory approvals.

11	Disposal groups held for sale continued

Central Térmica de Ressano Garcia S.A. (CTRG)

Sasol entered into a Sale Securities Purchase Agreement for the divestment of our full shareholding in CTRG, the gas-to-power plant located in Ressano Garcia, Mozambique. The transaction is subject to a number of conditions precedent. The assets and liabilities of CTRG were classified as held for sale at 30 June 2021.

Canadian shale gas assets

Sasol signed an agreement to divest of all our interests in Canada. The transaction closed on 29 July 2021. R521 million, (CAD 45 million) of the previous impairments was reversed at 30 June 2021 to measure the carrying value of the disposal group at its fair value less cost to sell.

Accounting policies:

A non-current asset or disposal group (a business grouping of assets and their related liabilities) is designated as held for sale when its carrying amount will be recovered principally through a sale transaction rather than through continuing use. The classification as held for sale of a non-current asset or disposal group occurs when it is available for immediate sale in its present condition and the sale is highly probable. A sale is considered highly probable if management is committed to a plan to sell the non-current asset or disposal group, an active divestiture programme has been initiated, the non-current asset or disposal group is marketed at a price reasonable to its fair value and the disposal will be completed within one year from classification.

Where a disposal group held for sale will result in the loss of control or joint control of a subsidiary or joint operation, respectively, all the assets and liabilities of that subsidiary or joint operation are classified as held for sale, regardless of whether a non-controlling interest in the former subsidiary or an ongoing interest in the joint operation is to be retained after the sale.

Where a disposal group held for sale will result in the loss of joint control of a joint venture or significant influence of an associate, the full investment is classified as held for sale. Equity accounting ceases from the date the joint venture or associate is classified as held for sale.

Before classification of a non-current asset or disposal group as held for sale, it is reviewed for impairment. The impairment loss charged to the income statement is the excess of the carrying amount of the non-current asset over its expected fair value less costs to sell.

No depreciation or amortisation is provided on non-current assets from the date they are classified as held for sale.